Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following as of December 31, 2023 and 2022:

	2023	2022
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Less: Accumulated depreciation	(1,587,889)	(1,127,167)
	$966,702	$1,427,424

Depreciation expense was $460,722 and $476,275 for the years ended December 31, 2023 and 2022, respectively.